FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS

7.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at December 31, 2021 and 2020 is as follows:

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	104,669	104,513	104,513
Trade receivables and other current assets (Note 8)	5,862	5,706	5,706
Current financial assets	3,899	3,899	3,899
Of which:
with related parties (Note 14)	76	76	76
Cash and cash equivalents	94,908	94,908	94,908

	Amortized Cost
12/31/2020	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	17,304	17,304	17,304
Trade receivables and other current assets (Note 8)	1,646	1,646	1,646
Current financial assets	4,757	4,757	4,757
Of which:
with related parties (Note 14)	-	-	-
Cash and cash equivalents	10,901	10,901	10,901

Cash and cash equivalents include mainly the cash received as a result of the Merger described in Note 1 of€89,365 thousand in exchange of shares of the Company and also include restricted cash related to Spanish clients where the regulation obliges the Group to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet. As of December 31, 2021 and 2020 it amounted to €3,548 and €2,647 thousand, respectively. The cash received from the Merger is also the reason for the increase in cash from the previous period.

Trade receivables and other current assets include deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to its online wallets amounting to €1,926 and €498 thousand as of December 31, 2021 and 2020, respectively.

Current financial assets mainly correspond to deposits made by customers through payment service providers to its online wallets amounting to €3,728 and €4,412 thousand as of December 31, 2021 and 2020, respectively. These deposits are normally settled and appear in the online account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties correspond to the tax returns from Codere Group, by which the Group has recognized a receivable (see Note 14) amounting to €76 and €0 thousand as of December 31, 2021 and 2020, respectively. These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of December 31, 2021 and 2020 amounted to €55 and €49 thousand, respectively.